Submission	Jan. 13, 2026
Submission [Line Items]
Central Index Key	0001259429
Registrant Name	Oxford Square Capital Corp.
Registration File Number	333-290511
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A